JENNISON BLEND FUND, INC.
Gateway Center Three, 4th Floor
Newark, NJ 07102

November 2, 2009

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Jennison Blend Fund, Inc. (the Fund)
(File No. 2-75128)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 39 which was filed electronically on October 30, 2009.

If you have any questions concerning this filing, please contact the undersigned at (973) 802-6469.

By:  /s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary